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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 12/31/05
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            February 6, 2006
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    34
                                              ---------------
Form 13F Information Table Value Total:       $233,631,215.00
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F

 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 4Q05


                                                                                                   Investment Discretion
                                                                             Shares of ---------------------------------------------
                                                                             Principal             (b) Shared- As       (c) Shared-
Name of Issuer              Title of Class     CUSIP      Fair Market Value  Amount     (a) Sole   Defined in Instr. V  Other
------------------------------------------------------------------------------------------------------------------------------------
Common:
AMIS Holdings                                  031538101  $    7,218,570.00    677,800   677,800
Advo Inc                                       007585102  $    8,282,102.00    293,900   293,900
BJs Whsl Club                                  05548J106  $    8,164,472.00    276,200   276,200
BOK Finl Corp                                  05561Q201  $    6,863,792.00    151,085   151,085
Bob Evans Farms                                096761101  $    8,280,846.00    359,100   359,100
CEC Entertainment                              125137109  $    7,083,724.00    208,100   208,100
Dentsply International                         249030107  $    8,166,249.00    152,100   152,100
Devry Inc                                      251893103  $    6,026,000.00    301,300   301,300
Diagnostic Products                            252450101  $    7,573,800.00    156,000   156,000
Diamond Cluster Intl Inc-A                     25278P106  $    7,341,324.00    924,600   924,600
Educate                                        28138P100  $    7,400,960.00    627,200   627,200
Entegris                                       29362U104  $    5,792,358.00    614,900   614,900
Gentex Corp                                    371901109  $    6,865,950.00    352,100   352,100
Hewitt Associates                              42822Q100  $    7,562,700.00    270,000   270,000
Insight Enterprises                            45765U103  $    7,985,192.00    407,200   407,200
Invacare Corp                                  461203101  $    4,301,534.00    136,600   136,600
Jack Henry & Associates                        426281101  $    6,681,500.00    350,000   350,000
Kaydon Corp                                    486587108  $    5,920,188.00    184,200   184,200
Laureate Education Inc                         518613104  $    5,340,267.00    101,700   101,700
Littelfuse                                     537008104  $    9,022,475.00    331,100   331,100
Monaco Coach                                   60886R103  $    7,122,150.00    535,500   535,500
National Instruments Corp                      636518102  $    8,961,180.00    279,600   279,600
Nordson                                        655663102  $    5,647,094.00    139,400   139,400
Outback Steakhouse                             689899102  $    8,966,955.00    215,500   215,500
Parexel International                          699462107  $    7,814,282.00    385,700   385,700
Perrigo Co                                     714290103  $    6,880,965.00    461,500   461,500
Roper Inds                                     776696106  $    3,611,214.00     91,400    91,400
Superior Inds                                  868168105  $    3,810,912.00    171,200   171,200
Swift Transportation                           870756103  $    8,729,000.00    430,000   430,000
Tetra Tech                                     88162G103  $    7,217,602.00    460,600   460,600
Valassis Communications                        918866104  $    3,875,031.00    133,300   133,300
Waters Corp                                    941848103  $    6,615,000.00    175,000   175,000
Werner Enterprises                             950755108  $    8,580,827.00    435,575   435,575
X-Rite                                         983857103  $    3,925,000.00    392,500   392,500

                            Subtotal Common               $  233,631,215.00
                                                          -----------------
Preferred:

                            Subtotal Preferred            $               -
                                                          -----------------
                            Grand Total                   $  233,631,215.00
                                                          -----------------

                                              Voting Authority (Shares)
                            Managers See   --------------------------------
Name of Issuer              Instr. V       (a) Sole   (b) Shared   (c) None
--------------------------  ------------   --------   ----------   --------
Common:
AMIS Holdings                                23,400                 654,400
Advo Inc                                     10,100                 283,800
BJs Whsl Club                                 9,500                 266,700
BOK Finl Corp                                 5,200                 145,885
Bob Evans Farms                              12,400                 346,700
CEC Entertainment                             7,200                 200,900
Dentsply International                        5,200                 146,900
Devry Inc                                    10,400                 290,900
Diagnostic Products                           5,400                 150,600
Diamond Cluster Intl Inc-A                   31,800                 892,800
Educate                                      13,800                 613,400
Entegris                                     21,300                 593,600
Gentex Corp                                  12,100                 340,000
Hewitt Associates                             9,300                 260,700
Insight Enterprises                          14,000                 393,200
Invacare Corp                                 4,800                 131,800
Jack Henry & Associates                      12,100                 337,900
Kaydon Corp                                   6,400                 177,800
Laureate Education Inc                        3,500                  98,200
Littelfuse                                   11,300                 319,800
Monaco Coach                                 18,600                 516,900
National Instruments Corp                     9,700                 269,900
Nordson                                       4,800                 134,600
Outback Steakhouse                            7,500                 208,000
Parexel International                        13,200                 372,500
Perrigo Co                                   15,900                 445,600
Roper Inds                                    3,200                  88,200
Superior Inds                                 5,900                 165,300
Swift Transportation                         14,800                 415,200
Tetra Tech                                   15,800                 444,800
Valassis Communications                       4,600                 128,700
Waters Corp                                   6,100                 168,900
Werner Enterprises                           15,100                 420,475
X-Rite                                       13,600                 378,900